INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Provision for Income Taxes
The provision for income taxes consisted of the following for the years ended December 31, 2016, 2015 and 2014:

	2016	2015	2014
	(in millions)
Current provision:
Federal	$921	$1,067	$1,006
States and Puerto Rico	88	90	81
Total current provision	1,009	1,157	1,087
Deferred benefit	(71)	(2)	(64)
Provision for income taxes	$938	$1,155	$1,023

Provision for Income Taxes Using Federal Statutory Rate
The provision for income taxes was different from the amount computed using the federal statutory rate for the years ended December 31, 2016, 2015 and 2014 due to the following:

	2016	2015	2014
	(in millions)
Income tax provision at federal statutory rate	$543	$851	$759
States, net of federal benefit, and Puerto Rico	41	44	48
Tax exempt investment income	(20)	(24)	(27)
Health insurer fee	336	314	204
Nondeductible executive compensation	30	18	22
Concentra sale	—	(67)	—
Other, net	8	19	17
Provision for income taxes	$938	$1,155	$1,023

Principal Components of Net Deferred Tax Balances
Principal components of our net deferred tax balances at December 31, 2016 and 2015 were as follows.

	Assets (Liabilities)
	2016	2015
	(in millions)
Future policy benefits payable	$355	$200
Benefits payable	196	267
Compensation and other accrued expenses	153	130
Net operating loss carryforward	52	47
Deferred acquisition costs	72	64
Unearned revenues	18	22
Investment securities	12	—
Other	6	13
Total deferred income tax assets	864	743
Valuation allowance	(49)	(42)
Total deferred income tax assets, net of valuation allowance	815	701
Depreciable property and intangible assets	(363)	(363)
Prepaid expenses	(53)	(45)
Investment securities	—	(37)
Total deferred income tax liabilities	(416)	(445)
Total net deferred income tax assets	$399	$256
Amounts recognized in the consolidated balance sheets:
Other long-term assets	$399	$256